Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Current liabilities
Listed bonds	£ 1,702		£ 1,539	£ 2,013
Finance leases	18		15	8
Bank loans			352
Syndicated loan facilities				619
Other loans and bank overdrafts	561		726	1,096
Amounts due to ultimate parent company	17		159	20
Total current liabilities	2,298		2,791	3,756
Non-current liabilities
Listed bonds	11,789		9,866	10,444
Finance leases	205		214	225
Bank loans				354
Other loans			1	2
Amounts due to ultimate parent company	1,044		1,024	1,004
Total non-current liabilities	13,038	[1]	11,105	12,029
Total	£ 15,336		£ 13,896	£ 15,785

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements